Loan Delinquency and Non-Accrual Loans (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2021 INR (₨)		Mar. 31, 2021 USD ($)		Mar. 31, 2020 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		₨ 12,043,717.9		$ 164,666.7		₨ 10,623,855.6
Finance receivable on non-accrual status	[1]	213,782.4		2,923.0		157,426.9
Retail Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		7,828,832.6		107,039.0		7,040,800.4
Retail Loans | Auto loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		964,053.2		13,180.9		952,053.1
Finance receivable on non-accrual status	[1]	28,476.3				15,279.2
Retail Loans | Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		2,042,727.2		27,929.0		1,920,601.6
Finance receivable on non-accrual status	[1]	37,026.1				14,481.7
Retail Loans | Retail Business Banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		2,007,845.9		27,452.1		1,658,770.3
Finance receivable on non-accrual status	[1]	31,328.9				32,866.3
Retail Loans | Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		805,329.8		11,010.8		747,382.4
Finance receivable on non-accrual status	[1]	32,015.3				22,992.2
Retail Loans | Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		702,235.5		9,601.3		634,612.4
Finance receivable on non-accrual status	[1]	5,171.9				2,921.3
Retail Loans | Other Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		1,306,641.0		17,864.9		1,127,380.6
Finance receivable on non-accrual status	[1]	39,584.4				33,462.8
Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		4,214,885.3		57,627.7		3,583,055.2
Finance receivable on non-accrual status	[1]	40,179.5				35,423.4
Financing Receivable, 31 to 90 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		99,078.1		1,354.6		75,254.6
Financing Receivable, 31 to 90 Days Past Due | Retail Loans | Auto loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		8,523.6				4,049.3
Financing Receivable, 31 to 90 Days Past Due | Retail Loans | Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		25,026.7				16,819.3
Financing Receivable, 31 to 90 Days Past Due | Retail Loans | Retail Business Banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		19,239.0				15,210.9
Financing Receivable, 31 to 90 Days Past Due | Retail Loans | Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		16,946.0				17,679.2
Financing Receivable, 31 to 90 Days Past Due | Retail Loans | Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		4,530.8				3,330.9
Financing Receivable, 31 to 90 Days Past Due | Retail Loans | Other Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		18,535.0				13,038.1
Financing Receivable, 31 to 90 Days Past Due | Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		6,277.0				5,126.9
Non-accrual/ 91 days or more past due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		213,782.4		2,923.0		157,426.9
Non-accrual/ 91 days or more past due | Retail Loans | Auto loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		28,476.3				15,279.2
Non-accrual/ 91 days or more past due | Retail Loans | Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		37,026.1				14,481.7
Non-accrual/ 91 days or more past due | Retail Loans | Retail Business Banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		31,328.9				32,866.3
Non-accrual/ 91 days or more past due | Retail Loans | Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		32,015.3				22,992.2
Non-accrual/ 91 days or more past due | Retail Loans | Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		5,171.9				2,921.3
Non-accrual/ 91 days or more past due | Retail Loans | Other Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		39,584.4				33,462.8
Non-accrual/ 91 days or more past due | Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		40,179.5				35,423.4
Total current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[3]	11,730,857.4	[2]	$ 160,389.1	[2]	10,391,174.1	[4]
Total current | Retail Loans | Auto loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[3]	927,053.3	[2]			932,724.6	[4]
Total current | Retail Loans | Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[3]	1,980,674.4	[2]			1,889,300.6	[4]
Total current | Retail Loans | Retail Business Banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[3]	1,957,278.0	[2]			1,610,693.1	[4]
Total current | Retail Loans | Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[3]	756,368.5	[2]			706,711.0	[4]
Total current | Retail Loans | Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[3]	692,532.8	[2]			628,360.2	[4]
Total current | Retail Loans | Other Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[3]	1,248,521.6	[2]			1,080,879.7	[4]
Total current | Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[3]	₨ 4,168,428.8	[2]			₨ 3,542,504.9	[4]

[1]	In accordance with the COVID-19 Regulatory Packages announced by the RBI on March 27, 2020, April 17, 2020 and May 23, 2020, the Bank, in accordance with its board approved policy, offered a moratorium on the repayment of all installments and / or interest, as applicable, due between March 1, 2020 and August 31, 2020 to all eligible borrowers classified as standard, even if overdue, as on February 29, 2020. In respect of such accounts that were granted moratorium within the laid down framework, the asset classification remained standstill during the moratorium period. The Supreme Court of India, in a public interest litigation, vide an interim order dated September 03, 2020, had directed banks that accounts which were not declared NPA till August 31, 2020 shall not be declared as NPA till further orders. Accordingly, the Bank did not classify any account which was not NPA as of August 31, 2020 as per the RBI IRAC norms, as NPA after August 31, 2020.
[2]	Includes crop related agricultural loans with days past due less than 366 as they are not considered as non-performing Rs. 33.6 billion.
[3]	Loans up to 30 days past due are considered current
[4]	Includes crop related agricultural loans with days past due less than 366 as they are not considered as non-performing Rs. 34.0 billion.